Cover Page Document	Nov. 03, 2021
Cover Page [Abstract]
Title of 12(b) Security	Common stock, $0.01 par value per share
Entity Central Index Key	0000899749
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	HEALTHCARE REALTY TRUST INCORPORATED
Entity Incorporation, State or Country Code	MD
Entity File Number	001-11852
Entity Tax Identification Number	62-1507028
Entity Address, Address Line One	3310 West End Avenue, Suite 700
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	269-8175
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	HR
Security Exchange Name	NYSE